Investment in joint venture - Assets and liabilities of joint venture (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 31,109	$ 10,358	$ 49,330
Receivables	161	236
Prepaid expenses and deposits	347	180
Total current assets	35,800	13,102
Non-current assets	108,704	299,513
Total assets	144,504	312,615
Current Liabilities Abstract
Accounts payable and accrued liabilities	2,234	3,473
Lease liability	83
Current liabilities	2,317	3,473
Noncurrent Liabilities Abstract
Lease liability	514
Long-term incentive plan liability	416	300
Non-current liabilities	930	300
Total liabilities	3,247	3,773
Equity	141,257	308,842	432,607
Total liabilities and equity	144,504	312,615
Asanko Gold Mine (AGM) [Member]
Current assets
Cash and cash equivalents	40,758	21,648	22,045
Restricted cash	3,000	0
Receivables	9,516	4,513
Inventories	49,968	68,141
Prepaid expenses and deposits	2,031	2,693
VAT receivable	10,556	12,317
Total current assets	115,829	109,312
Non-current assets	238,781	490,825
Total assets	354,610	600,137
Current Liabilities Abstract
Accounts payable and accrued liabilities	62,153	52,656
Lease liability	18,142	0
Current liabilities	80,295	52,656
Noncurrent Liabilities Abstract
Lease liability	5,063	0
Long-term incentive plan liability	402	217
Deferred tax liability	0	0
Asset retirement provisions	56,148	34,036	$ 30,790
Non-current liabilities	61,613	34,253
Total liabilities	141,908	86,909
Equity	212,702	513,228
Total liabilities and equity	$ 354,610	$ 600,137